EQUITY (Details 3) $ / shares in Units, shares in Thousands	Dec. 31, 2016 USD ($) $ / shares shares
Number of ordinary shares issuable upon exercise of outstanding options
Number of shares | shares	32,789
Weighted average exercise price | $ / shares	$ 50.71
Weighted average remaining life	7.40
Aggregate intrinsic value	$ 0
Number of ordinary shares issuable upon exercise of vested options
Number of shares | shares	14,468
Weighted average exercise price | $ / shares	$ 46.06
Weighted average remaining life	5.81
Aggregate intrinsic value	$ 0
Exercise Price Range One [Member]
Number of ordinary shares issuable upon exercise of outstanding options
Number of shares | shares	21
Weighted average exercise price | $ / shares	$ 17.83
Weighted average remaining life	6.33
Aggregate intrinsic value	$ 0
Number of ordinary shares issuable upon exercise of vested options
Number of shares | shares	283
Weighted average exercise price | $ / shares	$ 58.33
Weighted average remaining life	3.61
Aggregate intrinsic value	$ 0
Exercise Price Range Two [Member]
Number of ordinary shares issuable upon exercise of outstanding options
Number of shares | shares	3,338
Weighted average exercise price | $ / shares	$ 38.55
Weighted average remaining life	6.32
Aggregate intrinsic value	$ 0
Number of ordinary shares issuable upon exercise of vested options
Weighted average exercise price | $ / shares	$ 18.02
Weighted average remaining life	6.13
Exercise Price Range Three [Member]
Number of ordinary shares issuable upon exercise of outstanding options
Number of shares | shares	4,483
Weighted average exercise price | $ / shares	$ 42.02
Weighted average remaining life	5.26
Aggregate intrinsic value	$ 0
Number of ordinary shares issuable upon exercise of vested options
Number of shares | shares	528
Weighted average exercise price | $ / shares	$ 50.55
Weighted average remaining life	4.28
Aggregate intrinsic value	$ 0
Exercise Price Range Four [Member]
Number of ordinary shares issuable upon exercise of outstanding options
Number of shares | shares	7,179
Weighted average exercise price | $ / shares	$ 48.54
Weighted average remaining life	6.33
Aggregate intrinsic value	$ 0
Exercise Price Range Five [Member]
Number of ordinary shares issuable upon exercise of outstanding options
Number of shares | shares	9,372
Weighted average exercise price | $ / shares	$ 53.15
Weighted average remaining life	8.99
Aggregate intrinsic value	$ 0
Number of ordinary shares issuable upon exercise of vested options
Number of shares | shares	3,013
Weighted average exercise price | $ / shares	$ 38.66
Weighted average remaining life	6.06
Aggregate intrinsic value	$ 0
Exercise Price Range Six [Member]
Number of ordinary shares issuable upon exercise of outstanding options
Number of shares | shares	2,414
Weighted average exercise price | $ / shares	$ 57.02
Weighted average remaining life	8.01
Aggregate intrinsic value	$ 0
Number of ordinary shares issuable upon exercise of vested options
Number of shares | shares	4,133
Weighted average exercise price | $ / shares	$ 42.00
Weighted average remaining life	5.04
Aggregate intrinsic value	$ 0
Exercise Price Range Seven [Member]
Number of ordinary shares issuable upon exercise of outstanding options
Number of shares | shares	5,982
Weighted average exercise price | $ / shares	$ 60.37
Weighted average remaining life	8.13
Aggregate intrinsic value	$ 0
Number of ordinary shares issuable upon exercise of vested options
Number of shares | shares	5,000
Weighted average exercise price | $ / shares	$ 48.44
Weighted average remaining life	5.94
Aggregate intrinsic value	$ 0
Exercise Price Range Eight [Member]
Number of ordinary shares issuable upon exercise of vested options
Number of shares | shares	1,505
Weighted average exercise price | $ / shares	$ 60.35
Weighted average remaining life	7.90
Aggregate intrinsic value	$ 0